Description of Business (Details Narrative) - USD ($)			1 Months Ended
	Jun. 25, 2021	Jun. 09, 2021	Sep. 30, 2021
Voting percent		51.00%
Mr. Gerard Dab [Member]
Number of shares exchanged		$ 200,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		14,465,259
Series B Convertible Redeemable Preferred Stock [Member]
Percentage of shares for conversion	4.99%
Series A Supermajority Voting Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions		1,000
Series A Supermajority Voting Preferred Stock [Member] | Mr. Gerard Dab [Member]
Fair market value of shares transfered		$ 100
Series A Supermajority Voting Preferred Stock [Member] | Mr. Gerard Dab [Member]
Number of shares exchanged		$ 300,000
Series C Convertible Redeemable Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions		200
Rennova Health Inc [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Sale of stock, number of shares issued	14,000		950
Preferred stock stated value	$ 1,000